Warrants - Additional Information (Details) - USD ($)					1 Months Ended			12 Months Ended
	Dec. 28, 2020	Aug. 25, 2020	Mar. 31, 2020	Jan. 01, 2019	Jun. 30, 2021	Dec. 31, 2020	Oct. 31, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 15, 2022	Oct. 27, 2021	Feb. 05, 2020
Class Of Warrant Or Right [Line Items]
Class of warrant or right issued, percentage							4.90%
Class of warrant or right issued	102,435	150,000	26,225	20,533			400,866
Contractual term		7 years	7 years	7 years				5 years				7 years
Strike price	$ 10	$ 5.9	$ 5.67	$ 4.79								$ 4.79	$ 4.87
Fair value of warrant			$ 101,478	$ 82,141		$ 685,441			$ 100	$ 685,441
Class of warrant or right vested		21,854
Warrant expense								$ 0	$ 688,784
Class of warrant or right exercised in period								0	0
Selling, general and administrative								$ 6,217,063	$ 6,507,641
First Anniversary Date Of Grant
Class Of Warrant Or Right [Line Items]
Fair value of warrant		$ 601,245
IPO
Class Of Warrant Or Right [Line Items]
Class of warrant or right issued						750,000
Strike price								$ 12.5
Class of warrant or right, date from which warrants or rights exercisable								Jun. 20, 2021
Underwriters
Class Of Warrant Or Right [Line Items]
Class of warrant or right issued						90,000
Offering
Class Of Warrant Or Right [Line Items]
Class of warrant or right issued					750,000
Strike price											$ 3.75
Class of warrant or right, date from which warrants or rights exercisable					Jun. 15, 2022
Selling, General and Administrative
Class Of Warrant Or Right [Line Items]
Warrant expense		$ 87,597								210,848
Selling, general and administrative										$ 685,441